Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
OTHER CURRENT ASSETS

December 31 (millions of dollars)	2019	2018
Regulatory assets (Note 12)	52	42
Prepaid expenses and other assets	49	41
Materials and supplies	21	20
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	—	22
	122	125